PIONEER VARIABLE CONTRACTS TRUST

Pioneer Real Estate Shares VCT Portfolio — Class I and II Shares

Schedule of Investments

September 30, 2021

Schedule of Investments | 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 100.1%
		COMMON STOCKS - 100.1% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 98.4%
2,564		Agree Realty Corp.	$169,814
4,169		Alexandria Real Estate Equities, Inc.	796,571
19,055		American Homes 4 Rent	726,377
497		American Tower Corp.	131,909
2,573		AvalonBay Communities, Inc.	570,280
24,844		Brixmor Property Group, Inc.	549,301
10,093		Broadstone Net Lease, Inc.	250,407
3,876		Camden Property Trust	571,594
18,443	(a)	CorePoint Lodging, Inc.	285,866
3,090		Cousins Properties, Inc.	115,226
5,938		EastGroup Properties, Inc.	989,449
2,557		Equinix, Inc.	2,020,362
7,546		Equity LifeStyle Properties, Inc.	589,343
11,641		Essential Properties Realty Trust, Inc.	325,017
5,595		Extra Space Storage, Inc.	939,904
7,793		First Industrial Realty Trust, Inc.	405,859
5,867		Healthcare Trust of America, Inc.	174,015
19,903		Independence Realty Trust, Inc.	405,026
4,718		Innovative Industrial Properties, Inc.	1,090,660
7,241		Iron Mountain, Inc.	314,621
638	(a)	Jones Lang LaSalle, Inc.	158,281
22,097		Kimco Realty Corp.	458,513
4,750		Life Storage, Inc.	545,015
38,782		Macerich Co.	648,047
4,638		Mid-America Apartment Communities, Inc.	866,146
20,722		National Storage Affiliates Trust	1,093,914
8,418		NETSTREIT Corp.	199,086
5,966		NexPoint Residential Trust, Inc.	369,176
13,401	(a)	Park Hotels & Resorts, Inc.	256,495
16,910		Prologis, Inc.	2,121,021
32,024		Retail Properties of America, Inc.	412,469
16,217		Retail Value, Inc.	426,994
2,368		Rexford Industrial Realty, Inc.	134,384
2,897	(a)	Ryman Hospitality Properties, Inc.	242,479
836		Safehold, Inc.	60,100
10,235		Simon Property Group, Inc.	1,330,243
7,095		SITE Centers Corp.	109,547
4,626		SL Green Realty Corp.	327,706
4,687		STAG Industrial, Inc.	183,965
4,210		Sun Communities, Inc.	779,271
16,336		UDR, Inc., Class REIT	865,481
10,414		Welltower, Inc.	858,114
		Total Equity Real Estate Investment Trusts (REITs)	$23,868,048
		Real Estate Management & Development - 1.7%
6,823		eXp World Holdings, Inc.	$271,351
10,825		Newmark Group, Inc.	154,906
		Total Real Estate Management & Development	$426,257
		TOTAL COMMON STOCKS
		(Cost $18,181,016)	$24,294,305
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.1%
		(Cost $18,181,016)	$24,294,305
		OTHER ASSETS AND LIABILITIES - (0.1)%	$(28,535)
		NET ASSETS - 100.0%	$24,265,770

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,294,305	$ –	$ –	$ 24,294,305
Total Investments in Securities	$ 24,294,305	$ –	$ –	$ 24,294,305

For the nine months ended September 30, 2021, there were no transfers in or out of Level 3.

Pioneer Real Estate Shares VCT Portfolio | 9/30/21